SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies and calculation methods that have been applied in the preparation of the Condensed Interim Financial Information are consistent with those used in the preparation of the Company’s 2025 annual Consolidated Financial Statements. As to accounting policy relating to new issued warrants and pre-funded warrants classified as financial liabilities (see note 4).